Shareholders' Deficit (Details Textual) - USD ($)						1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 04, 2020	May 11, 2020	May 04, 2020	Apr. 05, 2019	May 10, 2018	Jun. 30, 2020	May 28, 2020	Jan. 22, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Shareholders' Deficit (Textual)
Common shares,authorized						500,000,000			500,000,000		500,000,000		500,000,000	500,000,000
Common shares, issued						3,780,625			3,780,625		3,780,625		3,165,625	3,115,625
Common shares, outstanding						3,780,625			3,780,625		3,780,625		3,165,625	3,115,625
Common shares, voting rights											one vote
Ownership of allocation shares by manager						100.00%			100.00%		100.00%		100.00%
Allocation of profit						20.00%			20.00%		20.00%		20.00%
Interest rate						8.00%			8.00%		8.00%		8.00%
Net loss attributable to non-controlling interests													$ 456,419	$ 546,513
Allocation shares, authorized						1,000			1,000		1,000		1,000
Allocation shares, outstanding						1,000			1,000		1,000		1,000	1,000
Increase/Decrease in issued and outstanding common shares					623,125 to 3,115,625 shares			3,115,500 to 623,125 shares
Unamortized debt discount													$ 76,767
Amortized debt discount													$ 215,906
Issued and outstanding, shares											1,000
Common stock Shares Upon conversion value									$ 275,000
Fair market value of services									$ 245,000
Goedeker [Member]
Shareholders' Deficit (Textual)
Loan and security agreement, description				Goedeker, as borrower, and 1847 Goedeker entered into a loan and security agreement with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000, pursuant to which Goedeker issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of Goedeker equal to 5.0% of the outstanding equity securities of Goedeker on a fully-diluted basis for an aggregate price equal to $100. At June 30, 2020 and December 31, 2019 the warrants were valued at $2,250,000 and $122,344, respectively.
Amendment, description				(i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien's Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. At June 30, 2020 the warrants were valued at $118,500.
Service Provider [Member]
Shareholders' Deficit (Textual)
Common stock Issued upon services	100,000
Fair market value of services	$ 245,000
Options [Member]
Shareholders' Deficit (Textual)
Warrant term											4 years 10 months 25 days
Dividend yield											0.00%
Expected volatility											128.52%
Weighted average risk-free interest rate											0.36%
Expected life											5 years
Options [Member] | Director [Member]
Shareholders' Deficit (Textual)
Granted options to directors		60,000
Date of grant and terminate, terms		The options vested immediately on the date of grant and terminate on May 11, 2025.
Exercise price per share		$ 2.50
Options [Member] | Director One [Member]
Shareholders' Deficit (Textual)
Granted options to directors		30,000
Date of grant and terminate, terms		The options vested immediately on the date of grant and terminate on May 11, 2025.
Exercise price per share		$ 2.50
Leonite [Member]
Shareholders' Deficit (Textual)
Dividend yield											0.00%
Expected volatility											128.52%
Weighted average risk-free interest rate											0.36%
Expected life											5 years
Estimated fair value						$ 2.50			$ 2.50		$ 2.50
Principal amount											$ 448,211
Leonite [Member] | April 5, 2019 [Member]
Shareholders' Deficit (Textual)
Warrant term													5 years
Dividend yield													0.00%
Expected volatility													140.30%
Weighted average risk-free interest rate													2.31%
Expected life													5 years
SBCC [Member] | April 5, 2019 [Member]
Shareholders' Deficit (Textual)
Warrant term											10 years		10 years
Leonite [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage				4.99%
Shares issuable upon warrants exercised		200,000		200,000
Warrant exercise price		$ 1.25		$ 1.25
Warrant term		5 years		5 years
Issued common to securities purchase agreement				50,000
Common stock shares issued upon cconversion			100,000
Common stock Shares Upon conversion value			$ 100,000
Loss on conversion of debt			$ 175,000
Leonite [Member] | April 5, 2019 [Member]
Shareholders' Deficit (Textual)
Common shares, issued													50,000
Shares issuable upon warrants exercised													200,000
Warrant exercise price													$ 1.25
Estimated fair value													$ 2.75
Asiens [Member]
Shareholders' Deficit (Textual)
Common stock issued upon acquisition							415,000
Common stock issued upon acquisition, value							$ 1,037,500
Noncontrolling Interest
Shareholders' Deficit (Textual)
Fair market value of services
Noncontrolling Interest | 1847 Neese [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage										45.00%		45.00%
Acquisition interest acquired											55.00%		55.00%
Net loss attributable to non-controlling interests											$ 407,299	$ 501,647
Noncontrolling Interest | 1847 Goedeker [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage						30.00%			30.00%	30.00%	30.00%	30.00%
Acquisition interest acquired											70.00%
Net loss attributable to non-controlling interests										$ 195,822	$ 1,590,584
Noncontrolling Interest | 1847 Asien [Member]
Shareholders' Deficit (Textual)
Noncontrolling interest, ownership percentage						5.00%			5.00%		5.00%
Acquisition interest acquired											95.00%
Net loss attributable to non-controlling interests						$ 9,439
Noncontrolling Interest | 1847 Holdco [Member]
Shareholders' Deficit (Textual)
Acquisition interest acquired													70.00%